Income Taxes	12 Months Ended
Jun. 30, 2015
Income Taxes

8. Income Taxes

The components of the expense (benefit) for income taxes are as follows:

	2015	2014
Federal: Canada
Current	$(432)	$(1,388)
Deferred	(21)	1,964

	(453)	576

Provincial: Canada
Current	(332)	94
Deferred	(16)	(423)

	(348)	(329)

Foreign:
Current	566	786
Deferred	319	(1,428)

	885	(642)

Total expense (benefit)	$84	$(395)

The components of income before income tax expense (benefit) for income taxes are as follows:

	2015	2014
Domestic	$(8,361)	$196
Foreign	12,100	826

Total	3,739	1,022

The difference between the effective rate reflected in the income tax expense (benefit) for income taxes and the amount determined by applying the Canadian statutory rate to income before income taxes for the fiscal year ended June 30, 2015 and June 30, 2014 is analyzed below:

	2015	2014
Provision for income taxes at statutory rate	$561	$158
Provincial taxes	(332)	112
Foreign rate differential	1,097	264
Canadian rate difference	(59)	168
Effect of U.S. state rate changes	(1,268)	—
Gain on bargain purchase	—	(1,105)
Permanent items	121	96
Uncertain tax position adjustments	(192)	—
Other	156	(88)

	$84	$(395)

Deferred taxes arise because of the differences in the book and tax basis of certain assets and liabilities. Significant components of deferred tax assets and (liabilities) are as follows:

	2015	2014
Deferred tax liabilities
Intangibles	$(24,873)	$(25,055)
Property and equipment	(55,588)	(52,082)

Total deferred tax liabilities	(80,461)	(77,137)

Deferred tax assets:
Net operating loss carry forward	25,779	21,675
Other	13,461	14,276

Total deferred tax assets	39,240	35,951
Valuation allowance	(337)	(337)

Net deferred tax assets	38,903	35,614

Net deferred tax liabilities	$(41,558)	$(41,523)

In fiscal 2015, the Company increased goodwill and net non-current deferred income tax liabilities by $1.9 million to correct the adjustment for purchase price allocation associated with the acquisition of the school bus division of Ayr Coach Lines in July 2006 that was recorded in the fourth quarter of 2014.

It is the Company’s intention to reinvest the undistributed earning of its foreign subsidiaries and thereby indefinitely postpone their remittance. As a result, deferred income taxes have not been provided on undistributed earnings of foreign subsidiaries of the Company. It is not practical to compute the deferred tax liability and as such is not recorded.

The following table summarizes the gross amounts of unrecognized tax benefits without regard to reduction in tax liabilities if such unrecognized tax benefits were settled.

	2015	2014
Balance at July 1,	$1,704	$1,704
Additions for tax position related to prior year	190	—
Effective settlements with tax authorities	(1,439)	—

Balance at June 30,	$455	$1,704

The total amount of the unrecognized tax benefits, if recognized would favorably impact the effective tax rate by $0.5 million. Included in the amounts above are approximately seventy thousand dollars and $0.2 million of interest and penalties for the fiscal years ended June 30, 2015 and 2014, respectively, which are also included as a component of the income tax benefit on the consolidated statement of operations. During fiscal year 2015, the Company reviewed its state tax filing positions in various states. As a result, the Company established a $0.2 million uncertain tax position related to a filing position not more-likely-than-not to succeed.

The Company recently concluded a full scope examination of one of its Canadian entities and a limited scope examination for two of its Canadian entities for the years ended June 30, 2011 and June 30, 2012. As a result, the corresponding uncertain tax position associated with these entities for the years under examination, have been effectively settled with tax authorities and therefore recognized. All tax years starting with June 30, 2012 are currently open in the United States. All tax years starting with June 30, 2013 are currently open in Canada.

At June 30, 2015, the Company has available U.S. net operating loss carry forwards of approximately $62.2 million expiring in the years 2022 through 2034 and Canadian non-capital loss carry forwards of approximately $4.4 million expiring in the years 2025 through 2035. These deferred tax assets are offset by a valuation allowance of approximately $0.3 million.